FORM N-Q

                QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
               OF REGISTERED MANAGEMENT INVESTMENT COMPANY


               Investment Company Act file number: 811-8168


                       Aquila Rocky Mountain Equity Fund
              (Exact Name of Registrant as Specified in Charter)

                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
              (Address of Principal Executive Offices)(Zip Code)


		Joseph P. DiMaggio, Chief Financial Officer and Treasurer
                        380 Madison Avenue, Suite 2300
                          New York, New York  10017
                    (Name and address of Agent for Service)

	Registrant's Telephone Number, including Area Code: (212) 697-6666

                   Date of fiscal year end: December 31, 2004

                  Date of reporting period: September 30, 2004





Item 1. Schedule of Investments.

Schedule of investments as of the close of the reporting period as set forth in subsection 210.12-12 - 12-14 of Regulation S-X (17 CFR 210.12-12 - 12-14).



                        AQUILA ROCKY MOUNTAIN EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                                SEPTEMBER 30,2004
                                   (unaudited)

                                                                                                                      Market
              Shares       Common Stocks - 87.9%                                                                      Value      (a)
-------------------------  -------------------------------------------------------------               ----------------------------

                           Basic Industry - 10.6%
                           -------------------------------------------------------------
                  18,000   Allied Waste Industries, Inc.+                                                            $     159,300
                   7,000   Ball Corp.                                                                                      262,010
                   7,000   Boise Cascade Corp.                                                                             232,960
                  13,500   Knight Transportation, Inc.+                                                                    289,170
                   5,000   Newmont Mining Corp.                                                                            227,650
                   3,500   Phelps Dodge Corp.                                                                              322,105
                   8,000   SkyWest, Inc.                                                                                   120,400
                                                                                                       ----------------------------
                                                                                                                         1,613,595
                                                                                                       ----------------------------

                           Business Services - 1.1%
                           -------------------------------------------------------------
                  10,000   Intrado, Inc. +                                                                                 101,100
                   3,000   Viad Corp.                                                                                       71,190
                                                                                                       ----------------------------
                                                                                                                           172,290
                                                                                                       ----------------------------

                           Capital Spending - 4.1%
                           -------------------------------------------------------------               ----------------------------
                   6,000   Advanced Energy Industries, Inc. +                                                               55,740
                  22,000   Mity Enterprises, Inc. +                                                                        363,880
                   8,000   Mobile Mini, Inc.+                                                                              198,400
                                                                                                       ----------------------------
                                                                                                                           618,020
                                                                                                       ----------------------------

                           Consumer Cyclicals - 2.4%
                           -------------------------------------------------------------
                   4,950   M.D.C. Holdings, Inc.                                                                           361,845
                                                                                                       ----------------------------

                           Consumer Services - 24.2%
                           -------------------------------------------------------------
                   5,000   Action Performance Companies, Inc.                                                               50,650
                   4,000   Apollo Group, Inc. (Class A)+                                                                   293,480
                  31,000   Coldwater Creek, Inc.+                                                                          646,970
                   3,400   Comcast Corp. (Special Class A)+                                                                 94,928
                  11,000   Echostar Communications Corp. (Class A)+                                                        342,320
                  15,000   International Game Technology                                                                   539,250
                  25,000   Liberty Media Corp. (Class A)+                                                                  218,000
                   1,100   Liberty Media International, Inc. Class A+                                                       36,698
                   6,000   MGM MIRAGE+                                                                                     297,900
                   8,000   PETsMART, Inc.                                                                                  227,120
                   5,000   P.F. Chang's China Bistro, Inc.+                                                                242,450
                   3,000   Rocky Mountain Chocolate Factory, Inc.                                                           37,590
                   7,000   Shuffle Master, Inc. +                                                                          262,220
                   8,000   Station Casinos, Inc.                                                                           392,320
                                                                                                       ----------------------------
                                                                                                                         3,681,896
                                                                                                       ----------------------------

                           Consumer Staples - 1.3%
                           -------------------------------------------------------------
                   8,000   Albertson's, Inc.                                                                               191,440
                                                                                                       ----------------------------

                           Energy - 2.4%
                           -------------------------------------------------------------
                   9,000   Headwaters, Inc.+                                                                               277,740
                   3,000   Patina Oil & Gas Corp.                                                                           88,710
                                                                                                       ----------------------------
                                                                                                                           366,450
                                                                                                       ----------------------------

                           Financial - 11.9%
                           -------------------------------------------------------------
                  12,000   First State Bancorporation                                                                      378,360
                  12,500   Glacier Bancorp, Inc.                                                                           364,500
                  10,000   Janus Capital Group, Inc.                                                                       136,100
                  12,000   MoneyGram International, Inc.                                                                   204,960
                   4,500   Wells Fargo & Company                                                                           268,335
                   7,500   Zions Bancorporation                                                                            457,800
                                                                                                       ----------------------------
                                                                                                                         1,810,055
                                                                                                       ----------------------------

                           Health Care -  11.6%
                           -------------------------------------------------------------
                   9,000   Atrix Laboratories, Inc.+                                                                       276,210
                  12,000   Medicis Pharmaceutical Corp. (Class A)                                                          468,480
                  29,000   Merit Medical Systems, Inc.+                                                                    438,190
                  10,000   Myriad Genetics, Inc. +                                                                         171,000
                   6,000   NPS Pharmaceuticals, Inc. +                                                                     130,680
                  19,000   Sonic Innovations, Inc.+                                                                         86,640
                   4,000   Ventana Medical Systems, Inc.+                                                                  201,760
                                                                                                       ----------------------------
                                                                                                                         1,772,960
                                                                                                       ----------------------------

                           Technology - 13.9%
                           -------------------------------------------------------------
                   3,000   Altiris, Inc. +                                                                                  94,950
                  11,000   Avnet, Inc.+                                                                                    188,320
                  18,000   CIBER, Inc.+                                                                                    135,360
                  11,000   First Data Corp.                                                                                478,500
                   5,000   Inter-Tel, Inc.                                                                                 108,100
                   8,000   JDA Software Group, Inc. +                                                                       86,560
                  20,000   Microchip Technology, Inc.                                                                      536,800
                  15,000   Micron Technology, Inc.+                                                                        180,450
                  16,000   SBS Technologies, Inc.+                                                                         195,200
                  12,000   SpectraLink Corp.                                                                               114,000
                                                                                                       ----------------------------
                                                                                                                         2,118,240
                                                                                                       ----------------------------

                           Utilities - 4.4%
                           -------------------------------------------------------------
                   4,000   Kinder Morgan, Inc.                                                                             251,280
                   3,000   Pinnacle West Capital Corp.                                                                     124,500
                   5,000   Questar Corp.                                                                                   229,100
                   3,000   UniSource Energy Corp.                                                                           73,050
                                                                                                       ----------------------------
                                                                                                                           677,930
                                                                                                       ----------------------------

                              Total Common Stocks  (cost $9,081,621)                                                    13,384,721
                                                                                                       ----------------------------

          Face
           Amount          Short-Term Investments - 9.4%
-------------------------  -------------------------------------------------------------
            $    725,000   AIM S-T Invest. Co. Prime Port. Inst. Cl. Money Market Fund                                     725,000
                 700,000   One Group Prime Money Market Fund                                                               700,000
                                                                                                       ----------------------------
                              Total Short-Term Investments (cost $1,425,000)                                             1,425,000
                                                                                                       ----------------------------


                           Total Investments (cost $10,506,621*)(b)                             97.3%                   14,809,721
                           Other assets less liabilities                                         2.7                       416,400
                                                                                       --------------- ----------------------------
                           Net Assets                                                          100.0%                  $15,226,121
                                                                                       =============== ============================

                           * Cost for Federal tax purposes is identical. + Non-income producing security.


                          NOTES TO FINANCIAL STATEMENTS
                        AQUILA ROCKY MOUNTAIN EQUITY FUND

     (a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

     (b) At September 30, 2004, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $10,506,621 amounted to $4,303,100, which consisted of aggregate gross unrealized appreciation of $4,900,364 and aggregate gross unrealized depreciation of $597,264.



Item 2. Controls and Procedures.

(a) The Fund's principal financial and executive officers have evaluated the Fund's disclosure controls and procedures within 90 days of this filing and have concluded that the Fund's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Fund in this Form N-Q was timely recorded, processed, summarized and reported.

(b) The Fund's principal chief financial and executive officers are aware of no change in the Fund's internal control over financial reporting that occurred during the Fund's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund's internal control over financial reporting.


Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each principal financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).




                                 Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQUILA ROCKY MOUNTAIN EQUITY FUND

By:	/s/ Lacy B. Herrmann
      -------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:	/s/ Lacy B. Herrmann
      --------------------------------
      Lacy B. Herrmann
      Chairman of the Board
      November 29, 2004

By:	/s/ Diana P. Herrmann
      ---------------------------------
      Diana P. Herrmann
      Vice Chair, Trustee and President
      November 29, 2004


By:  /s/  Joseph P. DiMaggio
	-----------------------------------
	Chief Financial Officer and Treasurer
	November 29, 2004